Schedule of prepayments and other current assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Prepayments And Other Current Assets
Prepaid VAT	$ 48,046
Prepaid service fees	5,842	53,461
Total	$ 53,888	$ 53,461